Financial liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss
13.	Financial liabilities at fair value through profit or loss

On July 6, 2023 and September 5, 2023, the Company issued convertible bonds to LMR Multi-Strategy Master Fund Limited (“LMR”) with a principal amount of US$30,000,000 which is due and mandatorily convertible to the Company’s ADSs on July 3, 2024 (the “July 2023 LMR Convertible Note”), and a principal amount of US$40,000,000 which is due on September 2, 2024 (the “September 2023 LMR Convertible Note”), respectively. For the outstanding principal amount of convertible bonds, the Company would issue payment-in-kind note to LMR at the end of each quarter, the amount of which is calculated at 5% per annum with reference to the principal amount of convertible bonds outstanding during the relevant quarter. Such convertible bonds and payment-in -kind notes are convertible to the Company’s ADSs, at certain variable price determined with reference to the market price of the Company’s ADSs prevailing shortly prior to the conversion. In the event that the entire principal amount of the July 2023 LMR Convertible Note is fully converted prior to its maturity date of July 3, 2024, the Company agreed to further issue and sell, and LMR agrees to purchase, an additional note in the principal amount of US$25,000,000 at the issue price of US$25,000,000 with substantially similar terms as the July 2023 LMR Convertible Note.

These convertible bonds were initially measured at fair value and subsequently carried at fair value through profit or loss pursuant to the Company’s election to apply the fair value option.

On October 4, 2024, the Company entered into a convertible note exchange agreement (the “Convertible Note Exchange Agreement”) with LMR, under which LMR agreed to deliver to the Company for cancellation and termination of the US$35.5 million aggregate outstanding amount of the July 2023 LMR Convertible Note and the September 2023 LMR Convertible Note. In exchange, the Company issued to LMR a convertible note (the “New Note”) in the principal amount of US$35.0 million and agreed to pay US$0.5 million to LMR in cash.

In 2025, the Company did not fully perform its payment obligations under the New Note in accordance with the original terms. As a result, on June 4, 2025, the Company entered into a deed of settlement (the “Deed of Settlement”) with LMR and certain other parties, pursuant to which the parties agreed to comprehensively settle the disputes arising from the New Note and related interest and cash consideration. Under the Deed of Settlement, the Company made an initial repayment of US$1.5 million and agreed to repay an aggregate amount of US$15.0 million to LMR in twenty-four monthly instalments commencing from June 25, 2025.

As part of the Deed of Settlement, the Company also agreed to issue to LMR warrants exercisable at any time up to the tenth anniversary of the effective date of the Deed of Settlement, entitling LMR to acquire certain number of the Company’s Class A ordinary shares if certain market capitalization thresholds of the Company are met. Following the execution of the Deed of Settlement and the Company’s compliance with its obligations thereunder, LMR agreed to withdraw the winding-up petition filed in the Cayman Islands and to discontinue related arbitration and other enforcement proceedings against the Company. The New Note was derecognized and replaced by the new financial liabilities arising from the Deed of Settlement in 2025 in accordance with IFRS 9. Based on the comparison between the carrying amount of the New Note immediately before the Deed of Settlement and the fair value of the new financial liabilities and warrants issued, the Company recognized a gain of RMB2.4 million on derecognition of the New Note in other gains/losses.

On May 19, 2026, the Company and LMR entered into a Warrant Termination Agreement, pursuant to which the warrants were irrevocably terminated and settled through new instalment borrowings. As of June 30, 2026, no warrants remained outstanding.

The movement in the fair value of warrants during the six months ended June 30, 2025 and 2026 is as follows:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Opening balance	—	22,044
Issuance of warrants upon restructuring of convertible bonds	3,594	—
Fair value changes	(1,336)	394
Exchange differences	(12)	(606)
Loss on termination	—	1,841
Settlement via new instalment borrowings	—	(23,673)
Closing balance	2,246	—

The inputs to the valuation model of warrants as of the date indicated are set out below:

	As of December 31,		As of May 19,
	2025		2026

Volatility		72.64%	71.75%
Risk-free rate		4.13%	4.62%
Time to maturity (year)		9.43 years	9.05 years
Market capitalization	US$	35.7 million	35.6 million